Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2021
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of preparation

The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, Interim Financial Reporting. Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited annual consolidated financial statements for the year ended December 31, 2020 and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board.

The accounting policies applied are consistent with the accounting policies as outlined in the basis of presentation section included in Note 2 of the audited financial statements as of and for the year ended December 31, 2020. As of January 1, 2021, the following accounting policy in respect of foreign currency translation is now relevant:

Intragroup receivables to foreign operations for which settlement is neither planned nor likely to occur in the foreseeable future are treated as part of the net investment, and the gain or loss on foreign currency translation of such receivables is recognized in other comprehensive income and classified as part of the foreign currency translation reserve.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates and requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the unaudited condensed consolidated interim financial statements are disclosed in Note 3.

Right-of-use assets

The Company recognizes a right-of-use asset at the lease commencement date (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost less any accumulated depreciation and impairment losses and adjusted for certain remeasurements of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, lease payments made at or before the commencement date less any lease incentives received, initial direct costs incurred, and restoration costs.

Right-of-use assets are depreciated over the shorter of the lease term and the useful life of the right-of-use asset using the straight-line method. In addition, right-of-use assets are reduced by impairment losses, if any, and adjusted for certain remeasurements.

The Company’s right-of-use assets are presented within property and equipment.

Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Depreciation is recognized on a straight-line basis over the estimated useful lives of the assets, as follows:

Assets	Useful life
Properties	Shorter of lease term and useful life of the asset
Leasehold improvements	11 years
Other equipment	5 – 10 years

Leasehold improvements and Loan from lessor

Our lease contract comprises funding for the customization of the premises to our specific needs. The payment is determined based on the actual costs incurred for the customization, a repayment period of 8 years and an interest rate of 6% per annum.

We have assessed whether this is a lease component, or a leasehold improvement funded by the lessor. We have considered the following factors:

1.	Which party designed the customization
2.	Which party had the right to direct changes to the work
3.	Who is taking on the economic risk of the cost price of the work

A third party has designed the project according to our instructions, and we had the right to direct changes to the work during the construction period. Further, we have the full economic risk of the work due to 1:1 linkage between construction costs and payments to the lessor. Consequently, we have assessed that the customization is a leasehold improvement funded by the lessor and accordingly presented a leasehold improvement and a corresponding liability for the loan from the lessor.

Reclassifications of prior period presentation

Certain items in prior year condensed consolidated financial statements have been reclassified to conform to the current period’s presentation.

Standards issued but not yet effective

There were a number of standards and interpretations which were issued but were not yet effective at September 30, 2021 and have not been adopted for these financial statements, including:

●	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current (January 1, 2023)
●	Amendment to IAS 37 Provisions, contingent liabilities and contingent assets, Onerous Contracts— Cost of Fulfilling a Contract (January 1, 2022)
●	Amendments to IAS 16 Property, Plant and Equipment, proceeds before intended use (January 1, 2022)
●	Annual Improvements 2018-2020 (January 1, 2022)
●	Amendment to IAS 1 Presentation of Financial Statements: Disclosure of Accounting Policies (January 1, 2023)
●	Amendment to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (January 1, 2023)
●	Amendments to IFRS 16 Leases: COVID-19-Related Rent Concessions beyond June 30, 2021 (April 1, 2021)

The Company expects to adopt these standards, updates and interpretations when they become mandatory. These standards are not expected to have a significant impact on disclosures or amounts reported in the Company’s financial statements in the period of initial application and future reporting periods.